SHAREHOLDERS' EQUITY (Schedule of Awards Outstanding) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding | shares	1,683,803
Number of options exercisable | shares	843,875
0.01 [Member] | RSUs [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.01
Number of options outstanding | shares	83,228
Awards outstanding, weighted average remaining contractual life (years)	5 years 5 months 23 days
Awards outstanding, weighted average exercise price per share	$ 0.01
Number of options exercisable | shares	0
Awards exercisable, weighted average exercise price	$ 0
$ 9.7-14.8 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	9.7
Exercise price, maximum	$ 14.8
Number of options outstanding | shares	916,575
Awards outstanding, weighted average remaining contractual life (years)	5 years 2 months 23 days
Awards outstanding, weighted average exercise price per share	$ 13.03
Number of options exercisable | shares	297,875
Awards exercisable, weighted average remaining contractual life (years)	4 years 3 months
Awards exercisable, weighted average exercise price	$ 13.13
$ 15.0-20.0 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	15.0
Exercise price, maximum	$ 20.0
Number of options outstanding | shares	400,000
Awards outstanding, weighted average remaining contractual life (years)	4 years 7 months 6 days
Awards outstanding, weighted average exercise price per share	$ 15.47
Number of options exercisable | shares	267,500
Awards exercisable, weighted average remaining contractual life (years)	3 years 11 months 19 days
Awards exercisable, weighted average exercise price	$ 15.38
$ 20.5-29.8 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	20.5
Exercise price, maximum	$ 29.8
Number of options outstanding | shares	128,000
Awards outstanding, weighted average remaining contractual life (years)	2 years 7 months 9 days
Awards outstanding, weighted average exercise price per share	$ 27.21
Number of options exercisable | shares	122,500
Awards exercisable, weighted average remaining contractual life (years)	2 years 6 months 21 days
Awards exercisable, weighted average exercise price	$ 27.51
$ 30.5-41.8 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	30.5
Exercise price, maximum	$ 41.8
Number of options outstanding | shares	156,000
Awards outstanding, weighted average remaining contractual life (years)	11 months 4 days
Awards outstanding, weighted average exercise price per share	$ 34.45
Number of options exercisable | shares	156,000
Awards exercisable, weighted average remaining contractual life (years)	11 months 4 days
Awards exercisable, weighted average exercise price	$ 34.45